Loans and Allowance for Loan Losses - Impaired loans (Details 4) (Loans Receivable, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Balance, Total	$ 2,929,969	$ 2,743,210
Unpaid Principal Balance, Total	2,929,969	2,743,210
Specific Allowance, Total	882,423	879,141
Average Impairment in Impaired Loans, Total	3,135,112	2,848,158
Interest Income Recognized, Total	151,772	186,062
Interest Income Recognized Cash Basis, Total	143,621	182,178
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	563,524	339,513
Loans without a specific valuation allowance, Unpaid Principal Balance	563,524	339,513
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	652,373	343,593
Loans without a specific valuation allowance, Interest Income Recognized	27,250	17,163
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	25,347	16,909
Recorded Balance, Total	563,524	339,513
Unpaid Principal Balance, Total	563,524	339,513
Specific Allowance, Total
Average Impairment in Impaired Loans, Total	652,373	343,593
Interest Income Recognized, Total	27,250	17,163
Interest Income Recognized Cash Basis, Total	25,347	16,909
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	63,293	201,135
Loans without a specific valuation allowance, Unpaid Principal Balance	63,293	201,135
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	96,019	205,756
Loans without a specific valuation allowance, Interest Income Recognized	5,282	27,727
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	5,327	16,136
Loans with a specific valuation allowance, Recorded Balance	1,467,785	1,402,821
Loans with a specific valuation allowance, Unpaid Principal Balance	1,467,785	1,402,821
Loans with a specific valuation allowance, Specific Allowance	248,857	262,177
Loans with a specific valuation allowance, Average Impairment in Impaired Loans	1,488,243	1,443,005
Loans with a specific valuation allowance, Interest Income Recognized	79,719	91,130
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	74,028	91,075
Recorded Balance, Total	1,531,078	1,603,956
Unpaid Principal Balance, Total	1,531,078	1,603,956
Specific Allowance, Total	248,857	262,177
Average Impairment in Impaired Loans, Total	1,584,262	1,648,761
Interest Income Recognized, Total	85,001	118,857
Interest Income Recognized Cash Basis, Total	79,355	107,211
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans with a specific valuation allowance, Recorded Balance	662,730	728,672
Loans with a specific valuation allowance, Unpaid Principal Balance	662,730	728,672
Loans with a specific valuation allowance, Specific Allowance	622,730	610,779
Loans with a specific valuation allowance, Average Impairment in Impaired Loans	726,269	780,979
Loans with a specific valuation allowance, Interest Income Recognized	34,465	44,887
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	33,921	52,898
Recorded Balance, Total	662,730	728,672
Unpaid Principal Balance, Total	662,730	728,672
Specific Allowance, Total	622,730	610,779
Average Impairment in Impaired Loans, Total	726,269	780,979
Interest Income Recognized, Total	34,465	44,887
Interest Income Recognized Cash Basis, Total	33,921	52,898
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	4,528	8,207
Loans without a specific valuation allowance, Unpaid Principal Balance	4,528	8,207
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	6,419	9,795
Loans without a specific valuation allowance, Interest Income Recognized	453	495
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	442	422
Loans with a specific valuation allowance, Recorded Balance	96,561	6,185
Loans with a specific valuation allowance, Unpaid Principal Balance	96,561	6,185
Loans with a specific valuation allowance, Specific Allowance	10,836	6,185
Loans with a specific valuation allowance, Average Impairment in Impaired Loans	99,401	7,096
Loans with a specific valuation allowance, Interest Income Recognized	1,586	573
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	1,576	576
Recorded Balance, Total	101,089	14,392
Unpaid Principal Balance, Total	101,089	14,392
Specific Allowance, Total	10,836	6,185
Average Impairment in Impaired Loans, Total	105,820	16,891
Interest Income Recognized, Total	2,039	1,068
Interest Income Recognized Cash Basis, Total	2,018	998
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	71,548	56,677
Loans without a specific valuation allowance, Unpaid Principal Balance	71,548	56,677
Loans without a specific valuation allowance, Specific Allowance
Loans without a specific valuation allowance, Average Impairment in Impaired Loans	66,388	57,934
Loans without a specific valuation allowance, Interest Income Recognized	3,017	4,087
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	2,980	4,162
Recorded Balance, Total	71,548	56,677
Unpaid Principal Balance, Total	71,548	56,677
Specific Allowance, Total
Average Impairment in Impaired Loans, Total	66,388	57,934
Interest Income Recognized, Total	3,017	4,087
Interest Income Recognized Cash Basis, Total	$ 2,980	$ 4,162